Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of composition of income tax expense/(benefit)

	For the Year Ended December 31,
	2021	2022	2023
Current income tax expense	—	1,331	446,225
Deferred income tax expense/(benefit)	168,643	(128,338)	(1,803,587)
Income tax expense/ (benefit)	168,643	(127,007)	(1,357,362)

Schedule of reconciliations of the income tax expense/(benefit)

	For the Year Ended December 31,
	2021	2022	2023
(Loss)/Income before income tax	(152,812)	(2,159,355)	10,451,763
Income tax (benefit)/expense computed at PRC statutory income tax rate of 25%	(38,203)	(539,839)	2,612,941
Tax effect of tax‑exempt entity and preferential tax rate	(89,928)	(321,507)	(1,613,371)
Tax effect of Super R&D Deduction and others	(314,141)	(648,317)	(1,055,404)
Non‑deductible expenses	318,185	566,597	512,572
Change in valuation allowance	292,730	816,059	(1,814,100)
Income tax expense/(benefit)	168,643	(127,007)	(1,357,362)

Schedule of components of the group's deferred tax assets (liabilities)

	As of December 31,
	2022	2023
Deferred tax assets:
Net operating loss carryforwards	1,522,412	1,782,118
Warranty reserves	411,905	872,976
Others	253,905	262,167
Total deferred tax assets	2,188,222	2,917,261
Less: Valuation allowance	(2,113,455)	(299,355)
Deferred tax assets, net of valuation allowance	74,767	2,617,906
Deferred tax liabilities:
Accelerated tax depreciation and others	(68,652)	(783,206)
Fair value change of certain investments	(9,157)	(45,332)
Total deferred tax liabilities	(77,809)	(828,538)
Deferred tax (liabilities)/assets, net	(3,042)	1,789,368

Schedule of movement of valuation allowance

	As of December 31,
	2022	2023
Valuation allowance
Balance at beginning of the year	1,297,395	2,113,455
Additions	1,147,602	176,145
Reversals	(331,542)	(1,990,245)
Balance at end of the year	2,113,455	299,355